OTHER EXPENSE, NET - Accounts Receivables Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Balance at beginning of period	$ 8,667	$ 6,667
Provision during the period	3,000	2,000
Balance at end of period	$ 11,667	$ 8,667